Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.55%(a)
Alabama–3.47%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 8,927,154
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	12,750	15,201,443
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(e)	5.75%	10/01/2049	8,500	7,752,936
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB	5.50%	01/01/2028	1,390	889,989
Series 2007, RB(f)	5.50%	01/01/2043	21,290	13,729,495
Series 2008 A, RB(f)	6.88%	01/01/2043	4,470	2,872,511
Series 2011 A, RB(f)	7.50%	01/01/2047	2,600	1,669,070
Series 2012 A, RB(f)	5.63%	01/01/2042	6,575	4,237,390
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	6,994,960
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	11,644,776
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	28,036,910
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	95,824,946
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	64,150	64,566,334
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	24,000	35,676,720
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	20,655	22,943,368
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	23,500	26,455,830
				347,423,832
Alaska–0.35%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	600,829
Series 2017 A, RB(d)	5.50%	10/01/2046	22,000	26,174,720
Northern Tobacco Securitization Corp.;
Series 2006 B, RB(j)	0.00%	06/01/2046	27,225	4,997,965
Series 2006 C, RB(j)	0.00%	06/01/2046	20,860	3,528,469
				35,301,983
American Samoa–0.17%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,695,285
Arizona–2.37%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(k)(l)	0.01%	01/01/2046	5,750	5,750,000
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,100,200
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	16,499,640
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,510	22,854,014
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,313,706
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,639,570
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,242,374
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,102,900
Series 2017-A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,649,020
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	2,969,351
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	$ 3,250	$ 2,954,737
Series 2019 A, RB	4.50%	01/01/2049	4,500	3,651,165
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,090,375
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,571,722
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,637,308
Series 2019 B, RB	5.00%	01/01/2049	2,125	1,720,506
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	9,730	10,801,078
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,473,156
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(i)	5.25%	07/01/2052	500	513,850
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,452,066
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	6,026,760
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,117,840
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,497,865
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	15,926,088
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,544,835
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,005,589
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,561,448
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	9,798,371
Series 2018, RB	5.00%	11/15/2053	5,970	6,203,964
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(i)	5.00%	07/01/2054	1,950	2,163,603
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,720,867
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,648,007
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $3,665,311)(m)	5.50%	11/15/2034	3,695	3,542,100
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $6,015,000)(m)	5.75%	11/15/2040	6,015	5,720,506
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,784,038
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	3,925	4,223,693
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,941,798
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	5,967,045
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,808,891
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,460	1,460,949
Series 2006, RB	5.80%	12/01/2036	4,385	4,366,934
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,554,860
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,763,795
Series 2017, RB(i)	4.13%	06/15/2029	1,500	1,518,825
Series 2017, RB(i)	5.00%	06/15/2047	1,000	1,016,680
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,236,538
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,125	1,172,396
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,217,300
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB (Acquired 05/22/2014; Cost $3,008,830)(m)	7.25%	05/01/2044	3,000	3,287,040
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	1,500	1,548,540
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	$ 3,242	$ 2,963,297
Series 2016 B, Ref. RB(n)	2.07%	07/01/2045	1,735	173,536
Series 2016 C, Ref. RB(n)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	3,358	3,363,003
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	525	525,357
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	122	122,039
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	4,225	4,316,175
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,184,460
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	2,907,968
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	2,899,876
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,224,190
Series 2013, RB	6.00%	07/01/2043	3,625	3,881,831
				237,905,990
Arkansas–0.16%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(i)	4.50%	09/01/2049	15,000	15,819,750
California–12.61%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,212,640
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(d)	5.00%	04/01/2056	21,000	25,108,860
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,138,800
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	13,780	2,536,760
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(j)	0.00%	06/01/2033	12,785	6,254,678
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	5,892,000
California (State of);
Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,407,063
Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2046	8,195	8,814,296
Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	4,000	4,280,040
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2040	10,000	12,240,900
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2046	3,500	4,210,465
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2050	5,250	6,293,753
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,631,414
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,088,102
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(d)	5.00%	05/01/2045	15,000	24,147,000
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2045	3,500	3,992,940
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(d)	5.00%	11/01/2047	10,000	15,446,500
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,669,500
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,616,715
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,589,595
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,015,930
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,519,395
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,505	5,799,793
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,623,071
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	15,960	16,714,429
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(i)	5.00%	07/01/2037	$ 13,500	$ 14,235,075
Series 2012, RB(e)(i)	5.00%	11/21/2045	20,710	21,724,582
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(e)(f)(i)(m)	7.00%	12/01/2027	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	13,546,620
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,315,780
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,500	2,823,775
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,145,350
Series 2019 A, RB(i)	5.00%	06/01/2040	750	812,153
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,135,143
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(i)	5.00%	06/01/2049	750	796,568
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(b)(c)	7.25%	11/01/2021	1,500	1,594,635
Series 2011, RB(b)(c)	7.50%	11/01/2021	5,500	5,859,535
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,708,247
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	6,700	7,151,245
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,517,432
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,544,355
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,261,600
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	62,359,094
Series 2018, RB(i)	5.25%	12/01/2043	5,510	6,335,453
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,439,096
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(b)(c)	6.00%	10/01/2022	4,680	5,171,166
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,139,800
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	37,894,726
California Educational Facilities Authority;
Series 2010, RB(d)	5.25%	04/01/2040	6,255	9,968,969
Series 2012 U-2, Ref. RB(d)	5.00%	10/01/2032	8,745	12,570,063
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB (INS - BAM)(h)	5.00%	05/15/2052	1,375	1,655,500
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,921,073
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,355,313
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	855	868,107
Series 2008, RB	6.75%	09/01/2028	2,550	2,590,851
Series 2008, RB	6.88%	09/01/2038	4,440	4,508,998
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(c)	6.00%	01/15/2024	20,000	23,571,200
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	44,161,478
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	14,022,800
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	5,822,100
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,321,865
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	$ 47,000	$ 48,739,000
Series 2007 B, RB(j)	0.00%	06/01/2047	95,000	20,351,850
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	39,395,639
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	41,769,492
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	63,358,974
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	3,786,296
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	165	166,188
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(e)(o)	5.25%	05/15/2048	26,000	31,803,980
Los Angeles Department of Water; Series 2012 B, RB(d)	5.00%	07/01/2043	66,530	71,340,784
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	5,015	6,085,703
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	18,585	22,265,201
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	4,750	4,963,418
Regents of the University of California; Series 2014 AM, RB(d)	5.00%	05/15/2044	34,545	39,188,539
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,600,530
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	5,528,273
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	9,202,029
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	9,197,633
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	9,169,311
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	9,122,921
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	8,699,046
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	10,519,838
Series 2011, RB	7.50%	12/01/2041	21,980	23,271,544
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	9,687,400
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,530,444
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	776,200
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,867,440
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,795,830
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	12,203,730
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)(e)(o)	5.00%	03/01/2041	10,000	11,814,500
Series 2017 A, Ref. RB(d)(e)(o)	5.00%	03/01/2047	20,000	23,416,800
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(e)	6.40%	12/01/2041	13,708	13,718,555
Santee School District; Series 2006 D, GO Bonds(b)(j)	0.00%	08/01/2038	4,355	3,058,517
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	8,115,750
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,234,700
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,512,400
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,434,320
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,477,994
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	5,039,566
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	4,773,536
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	4,516,367
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	4,271,134
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	4,037,476
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	3,815,392
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	$ 30,000	$ 6,247,500
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,556,510
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,435,207
University of California;
Series 2013 AL-2, Ref. VRD RB(k)	0.01%	05/15/2048	2,500	2,500,000
Series 2017 M, RB(d)	5.00%	05/15/2047	50,890	62,214,043
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,430	3,452,192
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	74,825	15,672,291
				1,262,758,869
Colorado–7.86%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,299,078
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,960,901
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,601,860
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	476,913
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,061,760
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,568,880
Banning Lewis Ranch Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,640,575
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	664,776
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	1,056,447
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,333,900
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,172,648
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,341,494
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	538,160
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,310,638
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,647,810
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	2,882,428
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	890,766
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,598,800
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	689,899
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	4,725,605
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(g)	7.50%	12/01/2049	30,465	18,930,951
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,466,249
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(n)	6.25%	12/01/2032	3,330	2,664,000
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,045,100
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,819,458
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,249,441
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,417,211
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,840,055
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,978,616
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,630,200
Castle Oaks Metropolitan District No. 3; Series 2017, Ref. GO Bonds(b)(c)	5.00%	12/01/2020	3,275	3,373,250
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	7,695,886
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,816,400
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,914,964
Series 2020 B, RB	7.88%	12/15/2050	465	467,181
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,377,320
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	631,832
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	$ 1,425	$ 1,456,022
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	517,825
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,604,450
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,510	1,514,137
Series 2008, RB	6.50%	07/01/2038	1,000	1,002,470
Series 2013, RB	7.45%	08/01/2048	2,245	2,472,733
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,669,151
Colorado (State of) Health Facilities Authority (Commonspirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	6,169,450
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	13,073,574
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB	5.00%	05/15/2048	1,500	1,576,590
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.00%	01/01/2044	21,000	23,046,660
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,650	1,662,804
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	2,318,170
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,115,096
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	300	300,033
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,259,967
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,670,742
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,517,055
Series 2010, RB	6.00%	01/15/2041	7,935	7,961,820
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	13,500	14,359,275
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	30,920	24,451,227
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	12,529,436
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,097,469
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,079,140
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	854,087
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,220,176
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	632,743
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,808,223
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,310,429
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,703,904
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	3,073,752
Denver (City & County of), CO;
Series 2018 A, RB(d)(e)	5.00%	12/01/2029	24,580	31,248,554
Series 2018 A, RB(d)(e)	5.00%	12/01/2036	25,865	31,851,972
Series 2018 A, Ref. RB(d)(e)	5.25%	12/01/2043	17,500	21,519,225
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2032	43,840	45,285,843
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,131,210
Series 2016, Ref. RB	5.00%	12/01/2040	250	277,640
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,246,724
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,949,141
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,454,675
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,550,415
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(n)(p)	7.50%	12/01/2032	4,500	3,375,000
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,147,833
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	561,996
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,593,305
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	3,061,001
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	$ 933	$ 956,959
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds(b)(c)	7.25%	12/01/2020	895	895,000
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	718,774
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	2,126,392
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	690,894
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,112,907
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,051,002
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,042,920
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,725,960
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,735,488
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	718,311
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,152,990
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,353,843
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	5,264,750
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	6,611,940
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,865,497
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	873,573
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,298,477
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	733,256
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,616,885
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,415,189
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,777,869
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	7,162,077
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,124,880
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,340,440
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,049,540
Series 2020 B, GO Bonds(i)	7.75%	12/15/2050	711	721,615
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,815	5,299,957
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	666,317
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,677,840
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,850	2,894,831
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,854,644
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,813,319
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	5,145,788
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,868,882
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,529,340
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	500	517,540
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,041,298
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,271,598
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	660,228
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,491,951
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	511,453
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	525	537,206
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	774,653
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	619,304
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	$ 1,473	$ 1,493,828
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	105	104,953
Series 2003 A, RB	7.00%	02/01/2025	800	795,632
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,948,652
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,006,293
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,376,994
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,316,486
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,061,314
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,868,756
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,536,760
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,988,492
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,069,373
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,442,557
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,130,032
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,963,916
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,564,634
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	5,250	5,438,685
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,802,313
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,040	1,061,372
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,340,402
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	628,967
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(n)	6.50%	12/01/2035	1,000	500,000
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,450,364
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	619,699
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,679,120
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	409,733
Sabell Metropolitan District; Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	1,055	1,105,186
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,039,890
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,694,907
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	612,753
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	835,373
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,974,048
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,412,646
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,331	1,367,203
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,144,174
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,012,163
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,754,670
Series 2020 B, RB	7.13%	12/15/2050	725	737,978
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,973,858
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,737,140
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,453,025
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,573,659
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,665,299
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	818,383
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,041,150
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,212,691
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds(g)	6.25%	12/01/2049	1,240	1,201,944
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
University of Colorado; Series 2014 A, RB(b)(c)(d)	5.00%	06/01/2024	$ 16,835	$ 19,598,465
Velocity Metropolitan District No. 5; Series 2020 A-2, GO Bonds(g)	6.00%	12/01/2050	13,100	8,835,033
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(j)	0.00%	12/01/2037	83,945	26,575,433
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(b)(c)	9.50%	12/01/2021	1,000	1,106,510
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,728,102
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	561,455
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	16,872,778
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	634,248
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	530,598
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	664,183
				787,452,445
Connecticut–0.16%
Connecticut (State of) Health & Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,598,993
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,246,930
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (Acquired 11/16/2006-02/04/2020; Cost $4,834,778)(f)(m)(n)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,000	9,059,130
				15,857,253
Delaware–0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,315,368
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,393,727
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	8,000	8,364,880
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,239,605
				16,313,580
District of Columbia–1.16%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	21,000	24,037,860
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(b)(c)	6.63%	03/01/2021	5,150	5,231,730
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,029,700
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	508,670
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,649,815
Series 2017 A, RB	5.00%	07/01/2052	8,735	8,322,097
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,081,330
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	21,013,562
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	4,832,838
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	27,000	30,639,600
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	8,378,025
				115,725,227
Florida–5.48%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.00%	11/15/2024	3,020	3,013,507
Series 2014, RB	5.63%	11/15/2029	1,000	1,001,890
Series 2014, RB	6.00%	11/15/2029	4,000	4,008,200
Series 2014, RB	6.00%	11/15/2034	2,500	2,507,725
Series 2014, RB	6.25%	11/15/2044	20,945	21,023,963
Series 2014, RB	6.38%	11/15/2049	5,130	5,150,160
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	$ 1,000	$ 1,100,270
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,730,450
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,181,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,640	3,652,267
Series 2011 A, RB	8.13%	11/15/2041	15,205	15,206,064
Series 2011 A, RB	8.13%	11/15/2046	19,100	19,067,339
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,193,775
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,407,200
Broward (County of), FL; Series 2017, RB(d)(e)(o)	5.00%	10/01/2042	12,045	14,349,811
Buckeye Park Community Development District; Series 2008 A, RB(f)(n)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,171,652
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	6,037,740
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,391,570
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	1,650,165
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	600,040
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	1,200,040
Series 2018 B, RB	5.00%	07/01/2043	500	278,105
Series 2018 B, RB	5.00%	07/01/2053	1,100	611,105
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	1,027,020
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	606,342
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(f)(i)	6.75%	12/01/2035	5,405	2,162,000
Series 2015, RB(f)(i)	7.00%	12/01/2045	2,000	800,000
Series 2015, RB(f)(i)	7.13%	12/01/2050	1,000	400,000
Capital Trust Agency (University Bridge LLC Student Housing); Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	16,381,767
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	2,084,480
Series 2020, RB(i)	5.00%	12/15/2055	2,845	3,025,998
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	3,396,113
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	4,104,410
Series 2018 A, RB(i)	5.25%	12/01/2058	15,500	15,981,585
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(i)	5.00%	10/01/2049	2,420	2,687,918
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,230)(f)(i)(m)	8.13%	05/15/2044	6,670	5,160,913
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(f)(i)(m)	8.25%	05/15/2049	44,570	34,486,037
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(f)(i)(m)	5.50%	05/15/2025	345	266,944
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(f)(i)(m)	6.25%	05/15/2035	875	677,031
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(f)(i)(m)	6.50%	05/15/2049	3,000	2,321,250
County of Broward FL Airport System Revenue; Series 2020-XL0136, Ctfs.(d)(e)	4.00%	10/01/2049	14,000	15,792,700
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 XX1109, Revenue Ctfs.(d)(o)	4.00%	10/01/2049	17,500	20,687,800
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,098,840
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	14,000	14,812,560
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(j)(n)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,389,732
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.00%	06/15/2032	4,250	4,427,565
Series 2012 A, RB(i)	6.13%	06/15/2043	4,250	4,403,085
Series 2015, RB(i)	6.13%	06/15/2046	14,035	15,663,060
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	$ 2,375	$ 2,383,669
Series 2012, RB	7.00%	10/01/2026	70	72,472
Series 2012, RB	7.25%	10/01/2041	595	614,748
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(i)	6.25%	01/01/2024	5,000	4,453,550
Series 2019 A, Ref. RB(c)(e)(i)	6.38%	01/01/2026	43,480	38,359,360
Series 2019 A, Ref. RB(c)(e)(i)	6.50%	01/01/2029	7,500	6,632,625
Gramercy Farms Community Development District;
Series 2007 A-1, RB(f)(n)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB(f)(n)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB(g)(n)	6.75%	05/01/2039	20,120	11,066,000
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	10,785	4,852,926
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital); Series 2020, RB	4.00%	08/01/2045	1,500	1,701,795
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,020	1,021,102
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	10,000	10,406,300
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,197,640
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,316,825
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,138,504
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB(b)(c)	5.25%	10/01/2022	4,500	4,902,840
Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	10,100	11,096,264
Series 2012, Ref. RB(b)(c)	6.50%	10/01/2022	10,000	11,107,500
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,916,792
Series 2012, IDR	5.75%	06/15/2042	3,210	3,262,644
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	8,055,480
Series 2009, RB(j)	0.00%	10/01/2042	42,215	21,523,318
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	13,500	15,809,310
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	135	135,528
Series 2010, Ref. RB	6.13%	08/01/2042	65	65,234
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,130	1,132,249
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,702
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,601
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,418
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,601
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,615
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	20,305	23,521,312
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,435,831
Overoaks Community Development District; Series 2010 A-2, RB(b)(c)	6.13%	12/03/2020	335	335,054
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,998,683
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB(b)	6.13%	09/15/2021	160	167,350
Series 2011 A, RB(b)(c)	7.13%	09/15/2021	3,250	3,416,303
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	4,967,648
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(i)	5.88%	01/01/2033	7,000	7,221,340
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District;
Series 2002 A-2, RB(f)(n)	7.38%	05/01/2033	$ 145	$ 1
Series 2005, RB(f)(n)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	40	40,564
Series 2015-2, RB	6.60%	05/01/2036	1,550	1,562,633
Sterling Hill Community Development District; Series 2003 A, RB(n)(p)	6.20%	05/01/2035	1,375	824,806
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,430,560
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(d)(h)	6.00%	10/01/2029	13,440	19,326,451
Treeline Preserve Community Development District; Series 2007 A, RB(f)(n)	6.80%	05/01/2039	4,895	2,447,500
				549,407,269
Georgia–0.88%
Atlanta (City of), GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	37,555	44,578,536
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029	4,200	4,222,129
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	2,754,659
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,661,013
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	17,986,800
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,316,020
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,643,968
Municipal Electric Authority of Georgia; Series 2019 A, Ref. RB	5.00%	01/01/2044	4,580	5,605,508
				87,768,633
Idaho–0.27%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(e)(f)(m)(n)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	7.00%	10/01/2024	550	445,918
Series 2014 A, RB	7.38%	10/01/2029	100	81,076
Series 2014 A, RB (Acquired 01/15/2014-09/14/2020; Cost $15,128,991)(m)	8.00%	10/01/2044	17,030	13,854,586
Series 2014 A, RB (Acquired 01/15/2014-05/22/2020; Cost $10,874,560(m)	8.13%	10/01/2049	12,000	9,765,360
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	577,162
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,155,806
Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	1,691,394
				27,571,302
Illinois–10.63%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	2,825	2,827,853
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	3,210	3,038,332
Series 2005, RB	6.00%	01/01/2026	4,500	4,082,760
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,050,160
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,292,360
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,373,704
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,311,100
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,220,680
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,317,075
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,493,203
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,681,275
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	11,411,506
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	402,191
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	424,740
Series 2011, COP	7.13%	05/01/2021	339	338,673
Series 2011, COP	7.13%	05/01/2025	18,885	18,887,266
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,553,340
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,410,095
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2014, RB(d)	5.00%	01/01/2044	$ 16,755	$ 18,511,092
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,762,877
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,145,020
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	72,451,010
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	2,176	1,583,776
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	976	978,245
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)(e)	5.00%	01/01/2047	27,500	31,694,850
Series 2017 D, RB(d)(e)	5.00%	01/01/2052	9,960	11,432,188
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,345,498
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,403,046
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,167,370
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	23,170	23,907,093
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(d)	5.00%	12/01/2045	19,750	23,432,388
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	27,000	30,733,290
Chicago (State of) Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	13,000	13,188,760
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	24,587,854
Chicago O’Hare International Airport; Series 2018 A, Ref. RB(e)	5.00%	01/01/2053	5,000	5,935,600
Cook (County of), IL; Series 2018, RB(d)	5.25%	11/15/2036	7,750	9,473,910
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,528,133
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,380	1,378,003
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,121	13,038,469
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,447,494
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,221,889
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,599,724
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,406,080
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	11,739,933
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,199,644
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,182,451
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,252,452
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	13,475,120
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,548,428
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	11,264,112
Series 2017 D, GO Bonds(d)(o)	5.00%	11/01/2023	33,000	34,842,390
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	22,825,110
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	8,226,825
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	14,343,290
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	8,271,777
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,947,263
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	4,020	4,022,332
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,138,040
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	4,034,527
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,245,970
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	7,108,684
Series 2019 A, Ref. RB	5.00%	11/01/2049	44,075	46,437,861
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,943,878
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	12,838,958
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(i)	4.75%	08/01/2030	14,000	14,560,560
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	2,600	2,600,052
Series 2008, RB	7.75%	09/15/2038	8,055	8,070,788
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB (Acquired 08/05/2016- 09/11/2020; Cost $697,229)(m)	6.20%	05/15/2030	$ 969	$ 823,268
Series 2016 A, RB (Acquired 09/27/2016-09/11/2020; Cost $11,263,735)(m)	6.24%	05/15/2038	12,534	10,653,900
Series 2016 A, RB (Acquired 12/28/2016-09/11/2020; Cost $23,056,254)(m)	6.33%	05/15/2048	25,911	22,024,775
Series 2016 A, RB (Acquired 08/05/2016-09/11/2020; Cost $21,836,113)(m)	6.44%	05/15/2055	24,651	20,953,775
Series 2016, RB (Acquired 04/01/2016-09/11/2020; Cost $885,015)(f)(m)	2.00%	05/15/2055	8,392	419,613
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	12,210	14,219,156
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,352,600
Series 2015, Ref. RB	5.25%	05/15/2045	1,850	1,913,677
Series 2015, Ref. RB	5.25%	05/15/2050	4,810	4,963,776
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	795,945
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,580,070
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,172,384
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	6,263,700
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	5,250,450
Series 2019 A, RB(i)	6.13%	04/01/2058	15,350	16,024,633
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,839,550
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,198,131
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	961,823
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,154,640
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	6,937,650
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,595	2,681,724
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,030,690
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	27,000	29,233,440
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,210	10,278,267
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,922,796
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	5,000	4,932,500
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	16,064,581
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,054,800
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	3,510,842
Series 2012, RB(j)	0.00%	12/15/2050	35,755	9,979,221
Series 2015, RB(j)	0.00%	12/15/2052	31,000	7,897,560
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	2,098,020
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	4,647,200
Series 2020, Ref. RB	5.00%	12/15/2045	680	765,061
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	15,339,890
Malta (Village of), IL (Prairie Springs); Series 2006, RB(n)(p)	5.75%	12/30/2025	1,800	576,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,306,840
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	12,266,500
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,285,240
Series 2017, RB	5.00%	06/15/2057	10,000	10,948,300
Metropolitan Pier & Exposition Authority (McCormick); Series 2002 A, RB (INS -NATL)(h)(j)	0.00%	06/15/2034	5,000	3,241,750
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	31,000	35,570,640
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,964,900
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(b)(c)	8.50%	06/01/2021	3,290	3,422,916
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(f)(n)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	6.00%	06/01/2021	17,050	17,543,768
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	17,851,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	$ 800	$ 803,416
Series 2006, RB	5.85%	12/01/2036	3,000	3,013,680
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(e)	5.75%	08/01/2042	1,945	1,828,611
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	910	910,364
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,234,696
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,190	3,192,233
				1,065,109,679
Indiana–0.70%
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB(f)	7.00%	11/15/2027	348	3,483
Series 2012 A, RB(f)	7.00%	11/15/2032	989	9,885
Series 2012 A, RB(f)	7.13%	11/15/2042	4,047	40,470
Series 2012 A, RB(f)	7.13%	11/15/2047	3,297	32,973
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,408,855
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	15,750	18,084,308
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,042,620
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,873,448
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,400,005
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(k)(l)	0.03%	11/01/2037	4,470	4,470,000
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $5,410,000)(m)	6.90%	12/01/2033	5,410	5,134,793
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(e)	6.75%	01/01/2034	10,785	12,238,602
Series 2013, RB(e)	7.00%	01/01/2044	11,000	12,416,690
				70,156,132
Iowa–2.53%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	47,390	51,532,834
Series 2013, RB(i)	5.88%	12/01/2026	2,420	2,497,343
Series 2013, RB(i)	5.88%	12/01/2027	10,330	10,660,147
Series 2013, Ref. RB(c)	5.25%	12/01/2037	14,010	15,236,155
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,770,450
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	31,350	31,818,996
Series 2005 C, RB	5.50%	06/01/2042	28,435	28,860,388
Series 2005 C, RB	5.63%	06/01/2046	33,390	33,889,514
Series 2005 D, RB(j)	0.00%	06/01/2046	181,600	37,825,464
Series 2005 E, RB(j)	0.00%	06/01/2046	215,990	36,247,442
				253,338,733
Kansas–0.40%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	1,495	1,480,798
Series 2007, RB	5.50%	09/01/2026	2,835	2,727,213
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(n)(p)	5.75%	12/01/2025	420	193,241
Series 2006 A, RB(n)(p)	5.88%	12/01/2025	788	362,616
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(n)(p)	5.88%	12/01/2025	953	666,915
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,070,470
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,350,850
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	$ 5,000	$ 5,313,150
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,712,910
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,945,405
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,885,492
Series 2019, Ref. RB	5.00%	05/15/2050	4,265	4,251,821
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,025	2,046,202
				40,007,083
Kentucky–0.81%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	14,900,095
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,422,734
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,132,144
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB(b)(c)	7.00%	05/15/2021	2,500	2,575,850
Series 2011, RB(b)(c)	7.25%	05/15/2021	3,050	3,145,984
Series 2011, RB(b)(c)	7.38%	05/15/2021	1,000	1,032,030
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,616,912
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,427,680
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,163,124
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,230,785
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,360,537
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	10,130,940
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	5,609,750
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	7,866,950
				81,615,515
Louisiana–0.69%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,400,345
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,360,606
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,468,034
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,295	4,808,639
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	4,518,497
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(i)	5.38%	11/01/2038	3,330	3,656,806
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	3,870	4,019,265
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	2,620	2,838,246
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	2,080	2,205,029
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	5.00%	04/01/2045	5,500	6,817,195
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(e)(o)	5.00%	01/01/2048	17,750	20,592,840
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	3,618,420
				69,303,922
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.44%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	$ 5,000	$ 5,456,450
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,011,588
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	17,032,359
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	2,500	2,566,600
Series 2011, RB	6.75%	07/01/2036	3,425	3,497,850
Series 2011, RB	6.75%	07/01/2041	11,505	11,734,985
				44,299,832
Maryland–0.30%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,196,158
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	2,878,150
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	6,000	6,007,740
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	708,854
Series 2014, RB	6.10%	02/15/2044	1,420	1,382,072
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,715,637
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,559,265
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System);
Series 2020, Ref. RB	4.00%	07/01/2045	1,000	1,125,210
Series 2020, Ref. RB	4.00%	07/01/2050	1,000	1,117,460
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,391,273
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,246,454
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,272,600
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,615,778
Series 2017 B, RB	5.00%	11/01/2047	500	493,420
				29,710,071
Massachusetts–1.09%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,856,628
Series 2019, RB	5.00%	06/15/2054	1,620	1,714,559
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(h)	5.50%	08/01/2030	32,040	45,465,080
Massachusetts (Commonwealth of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB (Acquired 10/28/1998; Cost $2,775,000)(m)	6.75%	10/01/2028	2,755	2,702,324
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,409,480
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	5,015	7,445,771
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	579,325
Massachusetts (Commonwealth of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,850	1,850,222
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(d)	5.25%	11/01/2047	36,580	45,608,676
				109,632,065
Michigan–0.96%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	938,754
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,754,796
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,559,710
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB (Acquired 09/12/2008; Cost $5,100,000)(f)(m)	7.00%	11/15/2028	5,100	3,315,000
Series 2008, Ref. RB (Acquired 09/12/2008-11/12/2019; Cost $7,282,933)(f)(m)	7.13%	11/15/2043	7,700	5,005,000
Series 2017, RB (Acquired 09/21/2017; Cost $4,930,000)(f)(i)(m)	7.50%	11/15/2044	4,930	3,204,500
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	$ 12,725	$ 13,692,609
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	630	546,689
Series 2005, RB	5.75%	11/01/2030	1,000	773,200
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,472,086
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	3,500	3,622,010
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,270,989
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	19,000	2,278,290
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	8,028,160
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,573,800
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,911,736
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,895,751
Series 2016, RB(i)	5.00%	07/01/2046	1,000	907,560
Series 2016, RB(i)	5.00%	07/01/2051	2,000	1,795,680
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	7,850	7,937,527
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,810,095
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	4,378,510
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,000	1,815,120
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	2,509,463
				95,997,035
Minnesota–1.25%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,012,502
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	393,349
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	1,260	1,260,832
Series 2010, RB	9.00%	12/01/2035	10,290	10,296,997
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	896,213
Series 2015, RB	5.50%	07/01/2040	2,250	2,380,253
Series 2015, RB	5.75%	07/01/2046	2,800	2,970,660
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,811,740
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,226,748
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,624,540
Series 2018, RB(i)	4.75%	08/01/2043	600	600,846
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,459,840
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,071,500
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $26,750,000)(c)(i)(m)	6.00%	07/01/2027	26,750	28,095,525
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	523,125
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	855	856,214
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,864,947
Series 2015, RB	6.25%	10/01/2045	4,275	4,539,109
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,733,033
Series 2018, RB	5.13%	12/01/2049	7,560	8,581,961
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,152,690
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	4,128,543
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,783,350
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	1,000	1,032,860
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	$ 1,185	$ 1,186,813
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,017,080
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,502,670
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,335	3,615,140
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,911,750
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,873,792
Series 2018 B, Ref. RB	6.75%	12/01/2025	510	513,499
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	408,184
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,281,005
Series 2017, Ref. RB	4.75%	11/01/2052	375	364,774
				124,972,084
Mississippi–0.21%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(k)	0.06%	06/01/2023	13,200	13,200,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 K, VRD RB(k)	0.06%	11/01/2035	370	370,000
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,358,067
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	5,045,850
				20,973,917
Missouri–1.94%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (Acquired 10/24/2002; Cost $1,750,000)(f)(m)(n)	7.00%	05/02/2022	1,750	595,000
Series 2002, RB (Acquired 10/24/2002; Cost $5,250,000)(f)(m)(n)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(n)	6.50%	10/01/2022	2,330	932,136
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $2,534,110)(m)(n)	5.50%	04/01/2022	3,170	760,800
Series 2007 A, RB (Acquired 11/12/2009-10/08/2013; Cost $4,104,120)(m)(n)	5.50%	04/01/2027	6,055	1,453,200
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(n)	5.50%	04/01/2021	235	228,773
Dardenne Town Square Transportation Development District; Series 2006 A, RB(n)(p)	5.00%	05/01/2036	3,190	1,276,000
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(n)(p)	5.75%	12/01/2028	1,250	225,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,574,797
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	3,947,899
Kansas City (City of), MO Industrial Development Authority;
Series 2020, RB(e)	4.00%	03/01/2050	15,000	16,728,150
Series 2020, RB (INS -AGM)(e)(h)	5.00%	03/01/2057	4,980	6,120,271
Series 2020-XL0150, RB (INS -AGM)(d)(e)(h)	5.00%	03/01/2057	40,000	49,158,800
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(e)	5.25%	10/15/2038	1,975	1,738,908
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(e)	5.00%	03/01/2046	10,000	12,037,000
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(e)	6.45%	05/01/2040	1,853	1,855,817
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,639,811
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,500	12,149,520
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,383,855
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,065,770
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	3,100,560
Series 2018, Ref. RB	5.00%	08/15/2032	770	826,680
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	6,298,830
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,325	1,324,271
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,415	5,903,108
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	$ 6,210	$ 6,494,791
Series 2011 B, RB(b)(c)(d)	5.00%	11/15/2021	10,500	10,981,530
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,215,600
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	6,005,230
Series 2018 A, RB	5.13%	09/01/2048	13,345	14,464,912
Series 2018 A, RB	5.13%	09/01/2049	6,475	7,015,403
Series 2018 A, RB	5.25%	09/01/2053	5,500	5,978,555
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,930	1,931,872
				194,197,849
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,020,250
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,324,965
				3,345,215
Nebraska–0.23%
Central Plains Energy Project (No. 3); Series 2012, RB(q)	5.00%	09/01/2042	21,715	23,325,602
Nevada–0.41%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	2,735	2,737,653
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	16,650	20,214,932
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	1,000	1,052,180
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,125,850
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	4,001,080
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(e)(i)	6.25%	12/15/2037	1,000	992,730
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	37,500	5,413,875
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,288,950
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2051	2,000	2,164,440
				40,991,690
New Hampshire–0.16%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(c)(i)	3.63%	07/02/2040	2,130	2,130,405
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(c)(e)(i)	3.75%	07/02/2040	3,470	3,473,123
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB(b)(c)	6.63%	07/01/2021	620	642,766
Series 2011 A, RB(b)(c)	6.88%	07/01/2021	2,125	2,206,111
New Hampshire Business Finance Authority (Convanta); Series 2018 C, Ref. RB(e)(i)	4.88%	11/01/2042	7,500	7,731,525
				16,183,930
New Jersey–4.97%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	8,250	9,976,642
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,101,200
Series 2020 A, GO Bonds	4.00%	06/01/2032	8,000	9,813,200
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,567,000
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	14,837,810
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	28,172,170
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,171,383
Series 2019 A, RB(i)	5.00%	06/15/2054	725	760,308
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	$ 52,065	$ 54,616,185
Series 2000 A, RB(e)	5.63%	11/15/2030	20,000	21,231,800
Series 2012, RB(e)	5.75%	09/15/2027	34,325	34,474,657
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,881,558
Series 2012 A, RB	6.10%	07/01/2044	3,950	4,103,339
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,406,826
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,605,930
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	7,730	8,433,585
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(e)	5.38%	01/01/2043	22,110	24,342,226
Series 2013, RB(e)	5.63%	01/01/2052	22,695	25,097,493
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(l)	0.01%	07/01/2043	11,215	11,215,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	46,780	36,473,898
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	8,314,020
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	35,953,442
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,674,517
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	6,606,109
Series 2010 A, RB(j)	0.00%	12/15/2031	15,965	11,813,302
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	28,029,080
Series 2012 AA, RB	5.00%	06/15/2038	9,000	9,447,660
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,881,852
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	5,196,136
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,413,000
Series 2019 BB, RB	5.00%	06/15/2044	8,500	9,824,130
Series 2019, RB	5.25%	06/15/2043	10,000	11,859,600
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	7,485,786
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,338,320
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	11,000	13,460,260
Series 2019 A, RB(d)	5.00%	01/01/2048	23,425	28,872,952
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	1,000	1,047,040
				497,499,416
New Mexico–0.39%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,532,000
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,707,464
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,317,671
Series 2019 A, RB	5.00%	07/01/2049	7,050	7,510,929
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,495	1,497,870
Winrock Town Center Tax Increment Development District No. 1;
Series 2015, RB(i)	6.00%	05/01/2040	7,838	7,921,475
Series 2020, RB(i)	8.00%	05/01/2040	5,510	5,460,686
				38,948,095
New York–13.50%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,795	1,795,144
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	8,695,078
Series 2009, RB(j)	0.00%	07/15/2044	23,805	9,148,738
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	$ 1,325	$ 1,465,384
Series 2017 A, RB	5.00%	08/01/2047	3,790	4,125,112
Series 2017 A, RB	5.00%	08/01/2052	790	857,411
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(i)	5.50%	12/31/2040	13,140	13,984,771
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,008,400
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	21,060	25,137,216
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2027	4,750	4,967,740
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,585,314
Series 2020, RB (INS - AGM)(d)(h)(o)	4.00%	11/15/2049	30,640	34,441,505
Series 2020-XM0835, Ctfs. (INS - AGM)(d)(h)	4.00%	11/15/2047	20,000	22,503,600
Series 2020-XX1156, RB(d)(o)	4.00%	11/15/2053	27,500	29,029,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	9,115	10,081,463
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	349,032
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	11,299,100
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	5,742,250
Series 2020 D1, RB	5.00%	11/15/2044	10,000	11,616,300
Series 2020, Ref. RB	5.00%	11/15/2030	4,000	4,752,080
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	10,250	10,649,955
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 12/31/2007-02/28/2018; Cost $7,096,030)(m)	6.50%	01/01/2032	6,866	4,119,750
Series 2014 A, RB(m)	6.70%	01/01/2049	26,579	15,947,723
Series 2014 C, RB (Acquired 08/31/2009-08/16/2011; Cost $0)(f)(m)	2.00%	01/01/2049	13,770	1,377,003
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,429,635
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	62,565,207
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	24,674,472
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(d)(e)	5.00%	10/15/2028	10,760	11,145,854
Two Hundred Series 2017, Ref. RB(d)	5.25%	10/15/2057	20,000	23,929,600
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(o)	5.00%	09/15/2029	22,235	28,006,317
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,548,750
New York (City of), NY;
Series 2015 F, VRD GO Bonds(k)	0.01%	06/01/2044	7,085	7,085,000
Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	10,000	10,730,200
Series 2020 AA-2, Ref. RB	3.00%	06/15/2040	10,000	11,041,900
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB(d)	5.00%	06/15/2047	16,470	17,934,018
Series 2014 BB, RB(d)	5.00%	06/15/2046	15,050	16,640,484
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB(d)	5.00%	05/01/2042	25,775	28,214,604
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	14,000	14,862,960
Subseries 2013, RB(d)	5.00%	11/01/2042	17,340	19,309,651
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(k)	0.03%	06/15/2039	28,545	28,545,000
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	23,467,364
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	5,947,760
Series 2005 S-3, RB(j)	0.00%	06/01/2055	225,000	13,821,750
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	26,940	30,324,742
Series 2015 C, RB(b)(c)	5.00%	09/15/2025	40	48,927
Series 2018 E, RB(d)	5.00%	03/15/2045	35,050	43,649,167
Series 2020 A, RB	4.00%	07/01/2053	2,805	3,200,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB(d)	5.00%	03/15/2031	15,000	15,191,250
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	49,140	57,138,518
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(k)(l)	0.04%	11/01/2046	$ 5,175	$ 5,175,000
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,355	8,742,421
New York City (City of), NY Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2039	5,000	6,013,100
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2040	500	599,320
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	4,914,309
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	37,160	38,519,313
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,610,525
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	46,500	48,532,980
New York State Dormitory Authority; Series 2020-XM0922, RB (INS -AGM)(d)(h)	3.00%	09/01/2050	14,775	15,135,953
New York State Thruway Authority; Series 2020-XM0831, Ctfs.(d)	4.00%	01/01/2053	15,000	16,967,550
New York State Urban Development Corp.;
Series 2013 A-1, RB(d)	5.00%	03/15/2043	26,175	28,505,884
Series 2013 A-1, RB(d)	5.00%	03/15/2045	46,015	56,811,960
Series 2020 A, RB	4.00%	03/15/2045	1,900	2,239,606
Series 2020 A, RB	4.00%	03/15/2049	5,600	6,561,632
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(e)	5.25%	08/01/2031	9,615	10,497,465
Series 2020, Ref. RB(e)	5.38%	08/01/2036	8,730	9,581,000
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	14,725	14,857,231
Series 2016, Ref. RB(e)	5.00%	08/01/2031	3,775	3,794,064
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2023	2,000	2,125,120
Series 2018, RB(e)	5.00%	01/01/2028	10,000	11,754,200
Series 2018, RB(e)	5.00%	01/01/2034	4,905	5,600,529
Series 2018, RB(e)	4.00%	01/01/2036	4,500	4,844,520
Series 2018, RB(e)	5.00%	01/01/2036	3,065	3,478,499
Series 2020, RB(e)	5.00%	10/01/2035	3,200	3,780,672
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(e)	4.00%	10/01/2030	2,500	2,823,250
Series 2020, RB(e)	5.00%	10/01/2040	8,000	9,316,080
Series 2020, RB(e)	4.38%	10/01/2045	58,000	64,482,660
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	37,950	41,423,563
Series 2016 A, RB(e)	5.25%	01/01/2050	5,420	5,953,220
Series 2018, RB(e)	5.00%	01/01/2022	4,000	4,134,080
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(i)	4.75%	11/01/2042	2,390	2,456,490
Port Authority of New York & New Jersey; Series 2011, RB(d)(e)	5.00%	10/15/2027	15,400	15,959,174
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	18,885,304
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,925,923
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(p)	5.00%	07/01/2027	1,985	1,091,750
Series 2013 A, RB(p)	5.00%	07/01/2038	5,700	3,135,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	4.00%	11/15/2054	5,000	5,837,700
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	21,412,387
Series 2016 B, Ref. RB	5.00%	06/01/2048	2,500	2,621,375
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(i)	7.00%	06/01/2046	55,500	58,737,870
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,331	4,716,662
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	10,529,744
				1,352,217,284
North Carolina–0.61%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,000	1,065,540
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	3,937,875
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(b)(c)	7.75%	03/01/2021	$ 2,000	$ 2,035,600
North Carolina (State of) Turnpike Authority (Triangle Expressway); Series 2019, RB	4.00%	01/01/2055	2,300	2,565,857
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	29,400	35,990,010
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,279,539
Series 2018 A, RB	5.00%	10/01/2048	13,080	13,942,103
				60,816,524
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,510,410
Series 2016, RB	5.20%	04/15/2046	2,000	2,000,800
				3,511,210
Ohio–5.22%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,497,452
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	21,205	23,115,146
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	11,306,300
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	89,800	100,990,876
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	203,195	30,280,119
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	13,900	14,909,418
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(e)	5.38%	09/15/2027	4,190	4,196,494
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	4,000	4,168,440
County of Montgomery OH; Series 2020-XX1133, Ctfs.(d)(o)	4.00%	11/15/2042	16,780	18,233,987
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	31,619,055
Series 2017, Ref. RB	5.50%	02/15/2052	35,165	41,464,809
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	11,284,500
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	17,714,785
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,141,440
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,310,952
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,068,640
Series 2020, Ref. RB	5.25%	11/15/2055	7,300	7,614,922
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	742,385
Series 2019, RB	5.00%	12/01/2051	2,500	2,583,450
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	34,330	38,232,291
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,353,027
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	5,975,000
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	5,850	6,025,207
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,410	1,457,968
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,202,555
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,665,034
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	7,270	3,276,444
Series 2018 A, RB(i)	6.25%	04/01/2049	2,115	951,687
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	6,270	6,763,073
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	38,449,009
Series 2013, RB	5.00%	02/15/2048	3,120	3,225,893
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	455	455,000
Series 2006, RB	6.20%	12/01/2031	7,340	7,342,789
Ohio (State of) Air Quality Development Authority; Series 2019, RB(e)(i)	5.00%	07/01/2049	20,250	21,065,670
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(c)(f)	4.25%	09/15/2021	$ 2,000	$ 2,015,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(i)	4.50%	01/15/2048	500	550,100
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,802,763
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,798,236
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,053,754
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(e)(i)	6.25%	12/01/2025	6,000	6,122,760
Series 2020 A, RB(e)(i)	6.50%	12/01/2030	10,000	10,341,200
Series 2020 A, RB(e)(i)	7.00%	12/01/2042	10,000	10,400,600
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,255,850
				523,024,080
Oklahoma–1.70%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,265,000)(m)	6.63%	10/01/2037	3,265	2,612,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	2,000,646
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (Acquired 05/03/2012; Cost $1,036,341)(f)(m)(n)	5.75%	01/01/2027	1,025	11,747
Series 2012, Ref. RB (Acquired 05/10/2012-10/30/2013; Cost $4,237,510)(f)(m)(n)	6.00%	01/01/2032	4,191	48,030
Series 2013, Ref. RB (Acquired 06/19/2013-12/02/2016; Cost $5,264,710)(f)(m)(n)	5.75%	01/01/2037	5,379	61,639
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(d)(o)	5.50%	08/15/2052	33,500	39,723,965
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB (Acquired 02/11/2019-03/06/2019; Cost $9,648,750)(f)(m)	5.00%	08/01/2047	10,500	4,095,000
Series 2017, RB (Acquired 06/07/2018-03/07/2019; Cost $18,706,000)(f)(m)	5.00%	08/01/2052	20,000	7,800,000
Series 2017, RB (Acquired 06/13/2018-06/27/2018; Cost $2,094,363)(f)(m)	5.25%	08/01/2057	2,190	854,100
Oklahoma Development Finance Authority; Series 2018 B, RB(d)(o)	5.50%	08/15/2057	15,210	17,974,722
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(f)	6.88%	11/01/2046	2,469	12,344
Series 2016 A, RB(f)	6.63%	11/30/2049	1,164	5,823
Series 2016 A, RB(f)	7.00%	11/01/2051	2,429	12,145
Series 2016 B-1, RB(f)	5.25%	11/30/2049	1,664	8,318
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB(e)	5.50%	06/01/2035	18,625	19,323,065
Series 2001 A, Ref. RB(e)	5.50%	12/01/2035	15,000	15,562,200
Series 2001 B, Ref. RB(e)	5.50%	12/01/2035	51,025	52,937,417
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	6,500	6,773,260
				169,816,421
Oregon–0.10%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	547,040
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	539,630
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,926,577
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	261,258
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,075,073
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,384,225
				9,733,803
Pennsylvania–1.75%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	1,100	1,103,421
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,223,709
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)	4.38%	07/01/2022	925	931,938
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Berks (County of), PA Industrial Development Authority (Tower Health);
Series 2017, Ref. RB	4.00%	11/01/2047	$ 4,000	$ 3,947,400
Series 2017, Ref. RB	5.00%	11/01/2050	21,545	22,592,302
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	3,830	3,885,688
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,408,554
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,366,714
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,880,760
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,646,850
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,622,550
Series 2019, RB	5.00%	12/01/2054	1,000	1,044,880
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(l)	0.06%	07/01/2034	1,100	1,100,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,500,212
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,130	5,145,259
Series 2014 B, RB(g)	7.50%	02/01/2044	1,379	610,341
Series 2014 C, RB(j)	0.00%	02/01/2044	4,122	1,154
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	10,560	11,578,301
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,319,600
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	7.00%	12/01/2021	6,000	6,399,360
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	15,450	17,738,454
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(e)	5.50%	11/01/2044	4,000	4,143,360
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	12,084,910
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2020-XX1134, Ctfs.(d)(o)	5.00%	12/01/2044	5,000	6,298,700
Series 2020-XX1134, Ctfs.(d)(o)	5.00%	12/01/2049	7,000	8,704,360
Subseries 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	7,190,820
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,452,772
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	3,663,410
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	8,878,468
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,322,470
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,695,513
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,428,464
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(i)	6.50%	06/15/2033	2,000	2,005,260
Series 2013, RB(i)	6.75%	06/15/2043	8,000	8,020,400
				174,936,354
Puerto Rico–10.18%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	11,375	11,447,459
Series 2002, RB	5.50%	05/15/2039	27,590	28,312,030
Series 2002, RB	5.63%	05/15/2043	5,415	5,443,699
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	72,002,104
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(f)	5.13%	07/01/2031	$ 3,635	$ 2,639,919
Series 2003 A, GO Bonds(f)	5.00%	07/01/2033	1,980	1,440,450
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	21,000	21,598,920
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2028	4,500	4,628,340
Series 2006 B, Ref. GO Bonds(f)	5.00%	07/01/2035	2,910	2,120,663
Series 2006, Ref. GO Bonds(f)	5.00%	07/01/2031	2,215	1,600,338
Series 2009 B, Ref. GO Bonds(f)	6.50%	07/01/2037	6,165	4,577,512
Series 2009 B, Ref. GO Bonds(f)	5.75%	07/01/2038	1,095	782,925
Series 2011 A, GO Bonds(f)	5.75%	07/01/2041	2,500	1,737,500
Series 2011 E, Ref. GO Bonds(f)	6.00%	07/01/2029	8,400	6,037,500
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2021	2,820	1,896,450
Series 2012 A, Ref. GO Bonds(f)	5.13%	07/01/2037	8,520	5,687,100
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2039	5,385	3,661,800
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2041	24,730	16,074,500
Series 2014 A, GO Bonds(f)	8.00%	07/01/2035	36,905	24,172,775
Series 2020 C, Ref. GO Bonds(f)	6.00%	07/01/2032	1,225	819,219
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	13,522	14,620,662
Series 2008 A, RB	6.00%	07/01/2038	33,750	34,256,250
Series 2008 A, RB	6.00%	07/01/2044	21,375	21,695,625
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,511,756
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,761,500
Series 2012 A, RB	5.00%	07/01/2033	6,000	6,225,000
Series 2012 A, RB	5.13%	07/01/2037	11,975	12,439,031
Series 2012 A, RB	5.75%	07/01/2037	9,230	9,691,500
Series 2012 A, RB	5.25%	07/01/2042	85,865	89,299,600
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,894,500
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	755	764,799
Series 2007 TT, RB(f)	5.00%	07/01/2023	515	386,250
Series 2007 TT, RB(f)	5.00%	07/01/2026	6,685	5,013,750
Series 2007 TT, RB(f)	5.00%	07/01/2027	2,350	1,762,500
Series 2007 TT, RB(f)	5.00%	07/01/2032	16,285	12,213,750
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2024	4,560	4,730,635
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	9,810,353
Series 2007 VV, Ref. RB (INS - AGM)(h)	5.25%	07/01/2031	20,000	23,432,200
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	6,275	6,664,050
Series 2008 WW, RB(f)	5.00%	07/01/2028	13,620	10,215,000
Series 2008 WW, RB(f)	5.50%	07/01/2038	9,685	7,312,175
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	10,000	7,525,000
Series 2010 AAA, RB(f)	5.25%	07/01/2021	2,355	1,772,138
Series 2010 AAA, RB(f)	5.25%	07/01/2025	840	632,100
Series 2010 AAA, RB(f)	5.25%	07/01/2031	1,350	1,015,875
Series 2010 CCC, RB(f)	5.00%	07/01/2025	325	243,750
Series 2010 CCC, RB(f)	5.25%	07/01/2026	14,455	10,877,387
Series 2010 CCC, RB(f)	5.25%	07/01/2028	7,600	5,719,000
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2021	11,020	8,265,000
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	1,575	1,181,250
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2023	1,150	862,500
Series 2010 XX, RB(f)	5.25%	07/01/2035	6,799	5,116,247
Series 2010 XX, RB(f)	5.25%	07/02/2040	19,000	14,297,500
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2024	65	48,913
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	650	489,125
Series 2012 A, RB(f)	4.80%	07/02/2029	2,260	1,683,700
Series 2012 A, RB(f)	5.00%	07/02/2029	3,535	2,651,250
Series 2012 A, RB(f)	5.00%	07/01/2042	22,780	17,085,000
Series 2012 A, RB(f)	5.05%	07/01/2042	3,095	2,321,250
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB(f)	7.00%	07/01/2033	$ 6,030	$ 4,628,025
Series 2013 A, RB(f)	6.75%	07/01/2036	15,090	11,543,850
Series 2013 A, RB(f)	7.00%	07/01/2040	2,675	2,053,063
Series 2013 A, RB(f)	7.00%	07/01/2043	18,665	14,325,387
Series 2013 A-RSA, RB(f)	7.25%	07/01/2030	2,120	1,632,400
Series 2016 E-1, RB(f)	10.00%	01/01/2021	7,483	5,892,580
Series 2016 E-2, RB(f)	10.00%	07/01/2021	7,483	5,892,582
Series 2016 E-2, RB(f)	10.00%	01/01/2022	3,064	2,413,236
Series 2016 E-4, RB(f)	10.00%	07/01/2022	1,774	1,397,318
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(f)	4.75%	07/01/2038	2,231	942,598
Series 2003 G, RB(f)	5.00%	07/01/2033	9,340	3,946,150
Series 2003 G, RB(f)	5.00%	07/01/2042	7,500	3,168,750
Series 2003 H, Ref. RB(f)	5.00%	07/01/2028	180	76,050
Series 2003 H, Ref. RB(f)	5.00%	07/01/2035	175	73,938
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	4,480	1,892,800
Series 2004 J, RB(f)	4.80%	07/01/2024	220	92,950
Series 2005 K, RB(f)	5.00%	07/01/2021	2,510	1,060,475
Series 2005 K, RB(f)	5.00%	07/01/2022	9,655	4,079,237
Series 2005 K, RB(f)	5.00%	07/01/2023	12,275	5,186,187
Series 2005 K, RB(f)	5.00%	07/01/2026	155	65,488
Series 2005 K, RB(f)	5.00%	07/01/2027	3,585	1,514,663
Series 2007 M, RB(f)	5.00%	07/01/2021	4,120	1,740,700
Series 2007 M, RB(f)	5.00%	07/01/2024	2,565	1,083,713
Series 2007 M, RB(f)	5.00%	07/01/2027	520	219,700
Series 2007 M, RB(f)	5.00%	07/01/2032	4,850	2,049,125
Series 2007 M, RB(f)	5.00%	07/01/2037	530	223,925
Series 2007 M, RB(f)	5.00%	07/01/2046	3,565	1,506,213
Series 2007 N, Ref. RB(f)	5.50%	07/01/2021	2,000	845,000
Series 2007 N, Ref. RB(f)	5.50%	07/01/2022	4,790	2,023,775
Series 2007 N, Ref. RB(f)	5.50%	07/01/2023	3,580	1,512,550
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	3,130	1,322,425
Series 2007 N, Ref. RB(f)	5.50%	07/01/2026	5,195	2,194,888
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 Q, RB(f)	5.63%	07/01/2039	2,000	1,642,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	7,970	8,197,304
Series 2007 N, RB(f)	5.00%	07/01/2037	8,900	7,186,750
Series 2011 S, RB	5.75%	07/01/2022	3,115	2,503,681
Series 2011 S, RB(f)	6.00%	07/01/2041	25,640	20,768,400
Series 2012 U, Ref. RB(f)	5.25%	07/01/2042	27,010	19,953,637
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,605,769
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,899,540
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	7,268,152
Series 2018 A-1, RB	4.50%	07/01/2034	10,162	10,894,985
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,430,963
Series 2018 A-1, RB(j)	0.00%	07/01/2046	66,659	20,008,267
Series 2018 A-1, RB(j)	0.00%	07/01/2051	285,874	62,026,082
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	33,113,193
Series 2018 A-1, RB	5.00%	07/01/2058	37,864	41,762,913
Series 2019 A-2, RB	4.33%	07/01/2040	57,009	60,940,341
Series 2019 A-2, RB	4.54%	07/01/2053	314	336,699
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	27,458,767
				1,019,755,333
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	$ 30	$ 32,516
South Carolina–0.07%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	2,000	2,219,940
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	974,960
Series 2013, RB	5.13%	05/01/2048	2,000	1,958,100
Series 2017, Ref. RB	5.00%	05/01/2042	250	244,840
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,152,617
				6,550,457
Tennessee–0.50%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,405,210
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	223,908
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	653,798
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	14,875	6,703,865
Series 2018 A, RB(i)	6.25%	04/01/2049	22,595	10,167,072
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,815	1,815,635
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	15,447,510
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	723,937
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,047,583
				50,188,518
Texas–6.11%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(e)(f)(n)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,334,182
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,169,980
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB(e)	7.00%	01/01/2039	3,540	3,545,912
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(b)(c)	5.25%	07/01/2022	7,100	7,656,072
Series 2012, Ref. RB(b)(c)	5.50%	07/01/2022	13,410	14,513,107
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(e)	7.00%	03/01/2039	9,600	9,858,240
Series 2019, RB(e)(i)	9.00%	03/01/2039	1,200	1,353,096
Central Texas Regional Mobility Authority; Series 2011, RB(b)(c)	6.75%	01/01/2021	17,500	17,591,875
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,147,140
Series 2015, RB	5.75%	08/15/2045	8,000	9,093,200
Series 2018 D, RB	5.75%	08/15/2033	6,190	7,166,411
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,504,207
Series 2018 D, RB	6.13%	08/15/2048	28,950	33,341,715
Grand Parkway Transportation Corp.;
Series 2013 B, RB(b)(c)(d)	5.25%	10/01/2023	24,405	27,866,849
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	19,618,680
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.75%	01/01/2034	6,640	6,634,489
Series 2003, RB(f)(n)(r)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,678,811
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,613,230
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.01%	11/01/2041	600	600,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	$ 2,500	$ 2,507,750
Series 2008, RB	6.00%	02/15/2038	5,155	5,169,846
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	16,000	16,700,000
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	5.00%	07/01/2029	26,355	27,672,750
Houston (City of), TX (United Airlines, Inc.); Series 2020 C, Ref. RB(e)	5.00%	07/15/2027	6,775	7,413,205
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	4.75%	07/01/2024	1,500	1,551,105
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,758,572
Leander Independent School District;
Series 2014 C, GO Bonds (CEP - Texas Permanent School Fund)(b)(c)(j)	0.00%	08/15/2024	71,355	18,911,216
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(j)	0.00%	08/15/2037	3,645	1,885,340
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(e)(i)	6.50%	12/01/2033	9,980	9,580,301
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	21,150	22,462,569
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,670	1,121,354
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	18,346,253
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(i)	5.00%	08/15/2036	2,500	2,526,725
Series 2017 A, RB(i)	5.00%	08/15/2037	2,000	2,020,680
Series 2017 A, RB(i)	5.13%	08/15/2047	2,085	2,103,994
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	7,250	7,317,280
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	7,286,553
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,540,385
Series 2013, RB	6.50%	01/01/2048	5,675	5,948,365
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,230,152
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,541,632
Series 2016 A, RB	5.50%	11/15/2052	2,350	1,953,673
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,020,060
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	8,071,883
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	952,391
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,253,979
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(j)	0.00%	09/01/2031	15,500	8,718,595
Northwest Independent School District; Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(d)	4.00%	02/15/2045	10,500	12,819,975
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(e)(i)	4.00%	01/01/2050	6,125	6,191,517
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,453,048
Series 2014 A, RB	7.75%	11/15/2044	5,100	5,300,889
Series 2014 A, RB	8.00%	11/15/2049	5,000	5,222,200
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(e)(f)(n)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,800	6,147,768
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(f)	5.63%	11/15/2027	1,500	975,000
Series 2007, RB(f)	5.75%	11/16/2037	2,500	1,625,000
Series 2014, RB(f)	5.63%	11/15/2041	3,250	2,112,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	13,969,069
Series 2017, RB	6.75%	11/15/2052	1,965	2,085,906
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	$ 1,015	$ 809,432
Series 2007, RB	5.75%	02/15/2029	1,600	1,279,808
Series 2009 A, RB	8.00%	02/15/2038	13,350	10,708,836
Series 2017 A, RB	6.38%	02/15/2048	26,895	21,686,245
Series 2017 A, RB	6.38%	02/15/2052	25,055	20,215,877
Series 2017, RB	6.38%	02/15/2041	8,755	7,046,374
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,131,160
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	4,243,760
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	4,265,440
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	19,468,243
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,491,360
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,407,960
Series 2019, RB(j)	0.00%	08/01/2053	1,000	221,940
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	10,693,400
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	12,135	13,334,181
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(e)	6.75%	06/30/2043	17,450	19,906,087
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(e)	7.00%	12/31/2038	4,000	4,595,640
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,000	1,001,780
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	2,870	2,870,861
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,228,775
				611,929,028
Utah–0.48%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,247,428
Series 2020 A, RB	5.00%	08/01/2050	6,500	6,721,585
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB(d)(e)	5.00%	07/01/2043	14,750	17,765,195
Series 2018 A, RB(d)(e)	5.00%	07/01/2048	11,250	13,462,538
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	2,109,340
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	1,105	1,107,785
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,204,571
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(b)	5.60%	07/15/2022	250	264,438
Series 2012, RB(b)(c)	6.30%	07/15/2022	850	931,302
Series 2012, RB(b)(c)	6.55%	07/15/2022	2,000	2,198,000
				48,012,182
Virgin Islands–0.46%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,618,630
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,877,725
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,620,181
Series 2009 B, Ref. RB	5.00%	10/01/2025	4,460	4,460,669
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,576,886
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,500,125
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,729,943
				46,384,159
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–1.15%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	$ 1,635	$ 1,475,571
Series 2016 A, RB	5.50%	03/01/2046	10,000	8,644,900
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	4,500	4,668,120
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2040	1,645	1,619,206
Series 2020, RB	5.13%	09/01/2055	1,210	1,150,081
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,141,227
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,019,590
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(e)	5.50%	01/01/2042	20,775	21,747,062
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(e)	5.00%	01/01/2040	21,155	21,931,389
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2049	22,215	25,419,069
Series 2017, RB(e)	5.00%	12/31/2056	2,150	2,448,936
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,960,945
				115,226,096
Washington–1.59%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,304,650
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,946,009
Series 2015 A, RB	6.25%	12/01/2045	6,465	7,052,798
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds(b)(c)	6.75%	12/01/2021	500	531,930
Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	4,000	4,264,160
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB(b)(c)(d)	5.00%	01/01/2021	38,540	38,688,764
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(e)	5.00%	04/01/2030	19,500	20,721,480
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	3,500	4,583,145
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(o)	5.00%	07/01/2048	27,000	30,750,570
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,536,051
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,761,846
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	9,976,845
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,323,978
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,615,035
Series 2015 B-1, RB(i)	5.50%	01/01/2024	600	600,486
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,603,155
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	7,181,366
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	4,152,440
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	2,047,800
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	1,017,980
Washington State Convention Center Public Facilities District; Series 2020, RB(d)(o)	5.00%	07/01/2043	10,970	12,350,904
				159,011,392
West Virginia–0.66%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,160,141
Series 2013, Ref. RB(f)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	13,750	14,978,975
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	6,544,319
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	5,772,492
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	$ 6,000	$ 6,335,460
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	14,130,802
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(i)	7.25%	02/01/2036	10,965	10,193,832
Series 2018, RB(e)(i)	8.75%	02/01/2036	4,500	4,564,125
				66,180,146
Wisconsin–5.14%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,374,750
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	4,500	3,903,300
Series 2017, RB(i)	6.75%	08/01/2031	20,590	16,985,515
Series 2017, RB(i)	6.50%	12/01/2037	25,000	21,904,500
Series 2017, RB(i)	6.75%	12/01/2042	12,270	10,716,986
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,302,013
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	5,000	5,559,150
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,088,326
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,461,213
Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(i)	5.00%	10/15/2055	350	373,643
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(d)	5.00%	03/01/2041	24,000	27,678,960
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	6,171,627
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref.RB(e)(i)	7.13%	06/01/2041	15,375	16,151,898
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(f)(i)	5.50%	12/01/2048	76	38,038
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	519,660
Series 2018, RB(i)	5.00%	10/01/2048	7,700	7,956,410
Series 2018, RB(i)	5.00%	10/01/2053	3,000	3,089,910
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,394,829
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB(e)	5.75%	11/01/2037	4,000	4,016,560
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,190	3,069,896
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	120,000	26,136,000
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,029,280
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	5,623,211
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	38,800	46,249,600
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,022,326
Series 2019, Ref. RB	5.00%	11/01/2046	10,050	10,259,743
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,674,833
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,365,222
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,704,500
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	3,475	3,964,593
Series 2017 A, RB(i)	6.85%	10/01/2047	22,735	26,075,908
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,444,638
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	16,000	14,092,320
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	11,000	11,829,950
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(i)	5.75%	11/01/2024	$ 1,440	$ 1,484,798
Series 2017 A, RB(i)	6.25%	11/01/2028	2,525	2,709,981
Series 2017 A, RB(i)	6.85%	11/01/2046	32,515	35,053,446
Series 2017 B, RB(f)(i)	8.50%	11/01/2046	8,000	6,000,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	5,696,954
Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,401,704
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB(i)	7.75%	06/01/2028	7,980	8,318,033
Series 2011 A, RB(i)	8.00%	06/01/2035	10,150	10,578,431
Series 2011 A, RB(i)	8.25%	06/01/2046	4,000	4,168,600
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	9,120,210
Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	13,343,865
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	1,000	1,069,390
Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,308,068
Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,297,594
Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,486,384
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	6,965	7,414,034
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,468,343
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.00%	12/01/2027	2,560	2,814,720
Series 2018 A, RB	5.20%	12/01/2037	17,025	19,319,459
Series 2018 A, RB	5.35%	12/01/2045	26,000	29,162,380
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,690,550
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,505,220
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,920,000
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(b)	5.50%	10/01/2022	210	223,784
Series 2012 A, RB(b)(c)	6.00%	10/01/2022	1,475	1,624,639
Series 2012 A, RB(b)(c)	6.20%	10/01/2022	1,300	1,436,617
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(i)	5.00%	12/01/2031	7,830	8,107,808
Series 2016, RB(i)	5.25%	12/01/2039	10,685	10,990,805
				514,945,125
Wyoming–0.06%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,012,935
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,113,188
				6,126,123
Total Municipal Obligations (Cost $10,574,067,162)					11,274,006,034
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Sears Tyler Methodist Retirement Corp. (Cost $0)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS IN SECURITIES(s)–112.55% (Cost $10,574,067,162)					11,274,006,034
FLOATING RATE NOTE OBLIGATIONS–(13.71)%
Notes with interest and fee rates ranging from 0.64% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057(t)				(1,373,465,000)
OTHER ASSETS LESS LIABILITIES–1.16%					116,712,476
NET ASSETS –100.00%					$10,017,253,510
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security subject to the alternative minimum tax.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $459,487,432, which represented 4.59% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $1,546,234,047, which represented 15.44% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Restricted security. The aggregate value of these securities at period end was $228,849,932, which represented 2.28% of the Fund’s Net Assets.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $238,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)	Security subject to crossover refunding.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at November 30, 2020 was $287,600, which represented less than 1% of the Fund’s Net Assets.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $2,190,361,319 are held by TOB Trusts and serve as collateral for the $1,373,465,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$11,228,099,487	$45,906,547	$11,274,006,034
U.S. Dollar Denominated Bonds & Notes	—	0	—	0
Total Investments in Securities	—	11,228,099,487	45,906,547	11,274,006,034
Other Investments - Assets
Investments Matured	—	39,871,586	635,894	40,507,480
Total Investments	$—	$11,267,971,073	$46,542,441	$11,314,513,514
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Municipal Fund